Shareholders’ Equity - Schedule of Options to Employees Under the Company’s Option Plan (Details) - Employees and Non-Employees [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Options to Employees Under the Company’s Option Plan [Line Items]
Number of options, Outstanding beginning balance		2,937,808
Weighted average exercise price, Outstanding beginning balance		$ 4.78
Aggregate intrinsic value, Outstanding beginning balance		$ 1,932
Number of options, Granted		748,586
Weighted average exercise price, Granted		$ 4.43
Number of options, Exercised		(2,250)
Weighted average exercise price, Exercised		$ 3.98
Aggregate intrinsic value, Exercised		$ 2
Number of options, Forfeited		(46,743)
Weighted average exercise price, Forfeited		$ 6.84
Number of options, Expired		(624)
Weighted average exercise price, Expired		$ 92.89
Number of options, Outstanding ending balance	2,937,808	3,636,777
Weighted average exercise price, Outstanding ending balance	$ 4.78	$ 4.67
Aggregate intrinsic value, Outstanding ending balance	$ 1,932	$ 3,941
Weighted average remaining contractual life (years), Outstanding balance	8 years 8 months 8 days	8 years 6 months 14 days
Number of options, Exercisable options		1,524,936
Weighted average exercise price, Exercisable options		$ 5.61
Aggregate intrinsic value, Exercisable options		$ 1,367
Weighted average remaining contractual life (years), Exercisable options		7 years 11 months 19 days
Number of options, Vested and expected to vest		3,636,777
Weighted average exercise price, Vested and expected to vest		$ 4.67
Aggregate intrinsic value, Vested and expected to vest		$ 3,941
Weighted average remaining contractual life (years), Vested and expected to vest		8 years 6 months 14 days